ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 7 - ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities are as follows:

	December 31,
	2015	2014

Accrued payroll and related costs	$12,363	$8,719
Accrued vacation	4,522	3,526
Accrual for minimum wage increase	3,284	-
Cash overdraft	1,300	1,036
Accrued agency fees	-	413
Labor union contribution	920	730
Other	2,676	2,662
Total accrued expenses and other current liabilities	$25,065	$17,086

The cash overdraft balance above represents outstanding checks as of December 31, 2015 and 2014.